Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: July 10, 2024

Payment Date	7/15/2024
Collection Period Start	6/1/2024
Collection Period End	6/30/2024
Interest Period Start	6/17/2024
Interest Period End	7/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$210,159,293.93	$19,482,591.52	$190,676,702.41	0.409002	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$356,242,293.93	$19,482,591.52	$336,759,702.41

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$359,633,503.92	$340,150,912.40	0.250759
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$359,633,503.92	$340,150,912.40
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$210,159,293.93	0.77000%	30/360	$134,852.21
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$356,242,293.93			$275,925.96

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$359,633,503.92	$340,150,912.40
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$359,633,503.92	$340,150,912.40
Number of Receivables Outstanding	37,099	36,241
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	29.6	28.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,128,704.76
Principal Collections	$19,368,071.63
Liquidation Proceeds	$82,442.90
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,579,219.29
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,579,219.29

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$299,694.59	$299,694.59	$—	$—	$20,279,524.70
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,279,524.70
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,279,524.70
Interest - Class A-3 Notes	$134,852.21	$134,852.21	$—	$—	$20,144,672.49
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$20,053,334.49
First Allocation of Principal	$—	$—	$—	$—	$20,053,334.49
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$20,038,752.11
Second Allocation of Principal	$—	$—	$—	$—	$20,038,752.11
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$20,022,588.34
Third Allocation of Principal	$2,527,381.53	$2,527,381.53	$—	$—	$17,495,206.81
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,476,217.21
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,912,217.21
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,912,217.21
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$521,007.22
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$521,007.22
Remaining Funds to Certificates	$521,007.22	$521,007.22	$—	$—	$—
Total	$20,579,219.29	$20,579,219.29	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$359,633,503.92	$340,150,912.40
Note Balance	$356,242,293.93	$336,759,702.41
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	12	$114,519.89
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	87	$82,442.90
Monthly Net Losses (Liquidation Proceeds)			$32,076.99
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.32%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.20%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$2,227,682.88
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	94	$1,198,849.30
60-89 Days Delinquent	0.20%	58	$679,959.80
90-119 Days Delinquent	0.05%	11	$153,963.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.60%	163	$2,032,772.90

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$43,867.20
Total Repossessed Inventory		7	$112,567.52

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		69	$833,923.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.18%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.28	0.08%	22	0.06%